Credit risk (Tables)	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Summary of Probability Weightings Applied to Scenarios	The scenario weights we applied for 2019 and 2018 were:

Scenario weights	Upside 2%	Upside 1%	Base case %	Downside 1%	Downside 2%
2019	5	10	40	30	15
2018	5	15	40	30	10

Summary of Annual Growth Rates
Our macroeconomic assumptions and their evolution throughout the forecast period for 2019 and 2018 were:

2019		Upside 2%	Upside 1%	Base case %	Downside 1%	Downside 2%
House price growth	5-year average increase/decrease	4.90	3.70	1.60	(1.20)	(9.30)
	Peak/(trough) (1) at	8.10	5.80	2.00	(2.80)	(13.50)
GDP	5-year average increase/decrease	2.40	2.00	1.60	0.70	0.20
	Cumulative growth/(fall) to peak/(trough) (2)	1.50	1.00	0.70	(1.10)	(5.60)
Unemployment rate	5-year end period	1.90	2.70	4.00	5.60	7.40
	Peak/(trough) at	1.88	2.73	4.10	5.64	7.84
Bank of England base rate	5-year end period	2.00	2.00	0.75	2.00	2.25
	Peak/(trough) at	2.00	2.00	0.75	2.00	3.00

2018
House price growth	5-year average increase/decrease	3.40	2.30	2.00	(2.00)	(9.50)
	Peak/(trough) at	7.40	4.60	2.00	(5.80)	(15.60)
GDP	5-year average increase/decrease	2.50	2.10	1.60	0.70	0.30
	Cumulative growth/(fall) to peak/(trough)	1.60	1.10	0.60	(0.60)	(6.10)
Unemployment rate	5-year end period	2.80	3.80	4.30	6.90	8.60
	Peak/(trough) at	2.58	3.71	4.39	7.30	8.65
Bank of England base rate	5-year end period	1.00	1.25	1.50	2.50	2.25
	Peak/(trough) at	2.00	2.00	1.50	2.50	3.00

Summary of Quantitative Criteria to Measure Significant Increase in Credit Risk
For each portfolio, the quantitative criteria we used for 2019 were:

Retail Banking (1)
	Consumer (auto)		Other unsecured		Corporate &	Corporate &
Mortgages	finance (2)	Personal loans	Credit cards	Overdrafts	Commercial Banking	Investment Banking
30bps	300bps	30bps	340bps	260bps	30bps	Internal rating method

Summary of Qualitative Criteria to Measure Significant Increase in Credit Risk
Qualitative criteria
We also use qualitative criteria to identify where an exposure has increased in credit risk, independent of any changes in PD. For each portfolio, the criteria we used for 2019 and 2018 were:

Retail Banking (1)
	Consumer (auto)	Other unsecured			Corporate &	Corporate &
Mortgages	finance	Personal loans	Credit cards	Overdrafts	Commercial Banking	Investment Banking
In forbearance	In forbearance	In Collections	In forbearance	Fees suspended	In forbearance

Default in last 24m	Deceased or Insolvent	Default in last 12m	Default in last 12m	Default in last 12m	Default in last 12m

>30 Days past due (DPD) in last 12m	Court ‘Return of goods’ order or Police watchlist		In Collections	Debit dormant >35 days	Watchlist – proactive management	Watchlist – proactive management

Bankrupt	Agreement terminated				Default at proxy origination

£100+ arrears	Payment holiday Cash Collection	£50+ arrears	£100+ arrears	Any excess in month

(1)	In Business Banking, for larger customers we apply the same criteria that we use for Corporate & Commercial Banking.

Disclosure of Post Model Adjustment Explanatory

PMAs	2019 £m	2018 £m
Interest-only maturity default risk	51	69
Buy-to-Let	21	20
Long-term indeterminate arrears	19	23
12+ months in arrears	23	11

Summary of Difference Between Maximum and Net Exposure to Credit Risk	The tables below show the main differences between our maximum and net exposure to credit risk. They show the effects of collateral, netting, and risk transfer to mitigate our exposure. The tables only show the financial assets that credit risk affects and to which the impairment requirements in IFRS 9 are applied.

	Maximum exposure
	Balance sheet asset			Off-balance sheet				Collateral (1)
2019	Gross amounts £bn	Loss allowance £bn	Net amounts £bn	Gross amounts £bn	Loss allowance £bn		Net amounts £bn	Cash £bn	Non-cash £bn	Netting (2) £bn	Net exposure £bn
Cash and balances at central banks	21.2	0	21.2	0	0		0	0	0	0	21.2

Financial assets at amortised cost:
– Loans and advances to customers: (3)
– Loans secured on residential properties (4)	165.4	(0.2)	165.2	13.4	0		13.4	0	(168.7)	0	9.9
– Corporate loans	27.0	(0.2)	26.8	14.3	(0.1	) (5)	14.2	(0.1)	(19.4)	0	21.5
– Finance leases	6.3	(0.2)	6.1	0.3	0		0.3	(0.1)	(6.3)	0	0
– Other unsecured loans	7.1	(0.2)	6.9	12.4	0		12.4	0	0	0	19.3
– Amounts due from fellow Banco Santander group subsidiaries and joint ventures	2.4	0	2.4	0	0		0	0	0	0	2.4

Total loans and advances to customers	208.2	(0.8)	207.4	40.4	(0.1)		40.3	(0.2)	(194.4)	0	53.1

– Loans and advances to banks	1.9	0	1.9	1.2	0		1.2	0	0	0	3.1
– Reverse repurchase agreements – non trading	23.6	0	23.6	0	0		0	0	(23.1)	(0.5)	0
– Other financial assets at amortised cost	7.1	0	7.1	0	0		0	0	0	0	7.1

Total financial assets at amortised cost	240.8	(0.8)	240.0	41.6	(0.1)		41.5	(0.2)	(217.5)	(0.5)	63.3

Financial assets at fair value at FVOCI:
– Loans and advances to customers	0.1	0	0.1	0	0		0	0	0	0	0.1
– Debt securities	9.6	0	9.6	0	0		0	0	0	0	9.6

Total financial assets at FVOCI	9.7	0	9.7	0	0		0	0	0	0	9.7

Total	271.7	(0.8)	270.9	41.6	(0.1)		41.5	(0.2)	(217.5)	(0.5)	94.2

2018
Cash and balances at central banks	19.7	—	19.7	—	—		—	—	—	—	19.7

Financial assets at amortised cost:
– Loans and advances to customers: (3)
– Loans secured on residential properties (4)	157.9	(0.2)	157.7	11.2	—		11.2	—	(163.8)	—	5.1
– Corporate loans	27.8	(0.2)	27.6	17.0	—		17.0	—	(20.2)	—	24.4
– Finance leases	6.8	(0.1)	6.7	0.2	—		0.2	(0.1)	(6.1)	—	0.7
– Other unsecured loans	7.6	(0.2)	7.4	11.6	(0.1)		11.5	—	—	—	18.9
– Amounts due from fellow Banco Santander group subsidiaries and joint ventures	2.0	—	2.0	—	—		—	—	(0.6)	—	1.4

Total loans and advances to customers	202.1	(0.7)	201.4	40.0	(0.1)		39.9	(0.1)	(190.7)	—	50.5

– Loans and advances to banks	2.8	—	2.8	1.6	—		1.6	—	—	—	4.4
– Reverse repurchase agreements – non trading	21.1	—	21.1	—	—		—	—	(18.4)	(2.7)	—
– Other financial assets at amortised cost	7.2	—	7.2	—	—		—	—	—	—	7.2

Total financial assets at amortised cost	233.2	(0.7)	232.5	41.6	(0.1)		41.5	(0.1)	(209.1)	(2.7)	62.1

Financial assets at FVOCI:
– Loans and advances to customers	0.1	—	0.1	0.1	—		0.1	—	—	—	0.2
– Debt securities	13.2	—	13.2	—	—		—	—	—	—	13.2

Total financial assets at FVOCI	13.3	—	13.3	0.1	—		0.1	—	—	—	13.4

Total	266.2	(0.7)	265.5	41.7	(0.1)		41.6	(0.1)	(209.1)	(2.7)	95.2

(1)
The forms of collateral we take to reduce credit risk include: residential and commercial property; other physical assets, including motor vehicles; liquid securities, including those transferred under reverse repurchase agreements; cash, including cash used as collateral for derivative transactions; and receivables. Charges on residential property are most of the collateral we take.

(2)
We can reduce credit risk exposures by applying netting. We do this mainly for derivative and repurchase transactions with financial institutions. For derivatives, we use standard master netting agreements. They allow us to set off our credit risk exposure to a counterparty from a derivative against our obligations to the counterparty in the event of default. This gives us a lower net credit exposure. They may also reduce settlement exposure. For more on this, see ‘Credit risk mitigation’ in the ‘Other business segments – credit risk management’ section.

(3)	Balances include interest we have charged to the customer’s account and accrued interest that we have not charged to the account yet.
(4)
The collateral value we have shown against advances secured on residential property is limited to the balance of each associated individual loan. It does not include the impact of over–collateralisation (where the collateral has a higher value than the loan balance) and includes collateral we would receive on draw down of certain off–balance sheet commitments.

(5)
The total rounds to £0.1bn and is split across all portfolios. In this table, it has been allocated in full to Corporate loans for presentational purposes. For the full detail, see the ‘Credit Quality’ section.

Summary of Difference Between Maximum and Net Exposure to Credit Risk
The tables below show the main differences between our maximum and net exposure to credit risk on the financial assets that credit risk affects and to which the impairment requirements in IFRS 9 are not applied.

	Balance
	sheet asset	Collateral (1)
2019	gross amount £bn	Cash £bn	Non–cash £bn	Netting (2) £bn	Net exposure £bn
Financial assets at FVTPL:
– Derivative financial instruments	3.3	0	(1.9)	(0.8)	0.6
– Other financial assets at FVTPL	0.4	0	0	0	0.4

Total	3.7	0	(1.9)	(0.8)	1.0

2018
Financial assets at FVTPL:
– Derivative financial instruments	5.3	—	(2.1)	(0.9)	2.3
– Other financial assets at FVTPL	5.6	—	(2.3)	—	3.3

Total	10.9	—	(4.4)	(0.9)	5.6

(1)
The forms of collateral we take to reduce credit risk include: liquid securities, including those transferred under reverse repurchase agreements; cash, including cash used as collateral for derivative transactions; and receivables.

(2)
We can reduce credit risk exposures by applying netting. We do this mainly for derivative and repurchase transactions with financial institutions. For derivatives, we use standard master netting agreements. They allow us to set off our credit risk exposure to a counterparty from a derivative against our obligations to the counterparty in the event of default. This gives us a lower net credit exposure. They may also reduce settlement exposure. For more on this, see ‘Credit risk mitigation’ in the ‘Other business segments – credit risk management’ section.

Disclosure of Equivalent Credit Rating Grade used by Standard And Poors Ratings Services
In the final column of the table we show the approximate equivalent credit rating grade used by Standard & Poor’s Ratings Services (S&P).

	PD range
Santander UK risk grade	Mid %	Lower %	Upper %	S&P equivalent
9	0.010	0.000	0.021	AAA to AA+
8	0.032	0.021	0.066	AA to AA–
7	0.100	0.066	0.208	A+ to BBB
6	0.316	0.208	0.658	BBB– to BB
5	1.000	0.658	2.081	BB–
4	3.162	2.081	6.581	B+ to B
3	10.000	6.581	20.811	B–
2	31.623	20.811	99.999	CCC to C
1 (Default)	100.000	100.000	100.000	D

Summary of Credit Rating of Financial Assets Subject to Credit Risk
The tables below show the credit rating of our financial assets to which the impairment requirements in IFRS 9 are applied. For more on the credit rating profiles of key portfolios, see the ‘Credit risk – Retail Banking’ and ‘Credit risk – other business segments’ sections.

	Santander UK risk grade								Loss allowance
	9	8	7	6	5	4	3 to 1	Other (1)			Total
2019	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn		£bn
Exposures
On balance sheet
Cash and balances at central banks	21.2	0	0	0	0	0	0	0	0		21.2

– Stage 1	21.2	0	0	0	0	0	0	0	0		21.2

Financial assets at amortised cost:
– Loans and advances to customers (2)	11.4	30.6	75.4	52.1	18.8	10.9	6.2	2.8	(0.8)		207.4

– Stage 1	11.4	30.6	75.0	50.9	16.1	6.2	1.2	2.8	(0.1)		194.1
– Stage 2	0	0	0.4	1.2	2.7	4.7	2.7	0	(0.3)		11.4
– Stage 3	0	0	0	0	0	0	2.3	0	(0.4)		1.9

Of which mortgages:	9.8	25.0	71.9	42.9	7.7	4.2	3.9	0	(0.2)		165.2
– Stage 1	9.8	25.0	71.7	42.0	5.7	1.1	0.2	0	0		155.5
– Stage 2	0	0	0.2	0.9	2.0	3.1	2.0	0	(0.1)		8.1
– Stage 3	0	0	0	0	0	0	1.7	0	(0.1)		1.6

– Loans and advances to banks	0	0.2	0.4	0	0	0	0	1.3	0		1.9

– Stage 1	0	0.2	0.4	0	0	0	0	1.3	0		1.9

– Reverse repo agreements – non trading	15.3	2.4	4.2	1.5	0	0	0	0.2	0		23.6

– Stage 1	15.3	2.4	4.2	1.5	0	0	0	0.2	0		23.6

– Other financial assets at amortised cost	7.1	0	0	0	0	0	0	0	0		7.1

– Stage 1	7.1	0	0	0	0	0	0	0	0		7.1

Total financial assets at amortised cost	33.8	33.2	80.0	53.6	18.8	10.9	6.2	4.3	(0.8)		240.0

Financial assets at FVOCI:	6.1	3.2	0.4	0	0	0	0	0	0		9.7

– Stage 1	6.1	3.2	0.4	0	0	0	0	0	0		9.7

Total on balance sheet	61.1	36.4	80.4	53.6	18.8	10.9	6.2	4.3	(0.8)		270.9

Total off–balance sheet	0.9	8.5	8.4	8.1	5.0	1.1	0.5	9.1	(0.1	) (3)	41.5

– Stage 1	0.9	8.5	8.4	8.0	4.7	1.0	0.3	9.1	0		40.9
– Stage 2	0	0	0	0.1	0.3	0.1	0.2	0	(0.1)		0.6
– Stage 3	0	0	0	0	0	0	0	0	0		0

Total exposures	62.0	44.9	88.8	61.7	23.8	12.0	6.7	13.4	(0.9)		312.4

ECL
On balance sheet
Cash and balances at central banks	0	0	0	0	0	0	0	0			0

– Stage 1	0	0	0	0	0	0	0	0			0

Financial assets at amortised cost:
– Loans and advances to customers (2)	0	0	0	0	0.1	0.2	0.5	0			0.8

– Stage 1	0	0	0	0	0	0.1	0	0			0.1
– Stage 2	0	0	0	0	0.1	0.1	0.1	0			0.3
– Stage 3	0	0	0	0	0	0	0.4	0			0.4

Of which mortgages:	0	0	0	0	0	0.1	0.1	0			0.2
– Stage 1	0	0	0	0	0	0	0	0			0
– Stage 2	0	0	0	0	0	0.1	0	0			0.1
– Stage 3	0	0	0	0	0	0	0.1	0			0.1

– Loans and advances to banks	0	0	0	0	0	0	0	0			0

– Stage 1	0	0	0	0	0	0	0	0			0

– Reverse repo agreements – non trading	0	0	0	0	0	0	0	0			0

– Stage 1	0	0	0	0	0	0	0	0			0

– Other financial assets at amortised cost	0	0	0	0	0	0	0	0			0

– Stage 1	0	0	0	0	0	0	0	0			0

Total financial assets at amortised cost	0	0	0	0	0.1	0.2	0.5	0			0.8

Financial assets at FVOCI:	0	0	0	0	0	0	0	0			0

– Stage 1	0	0	0	0	0	0	0	0			0

Total on balance sheet	0	0	0	0	0.1	0.2	0.5	0			0.8

Total off–balance sheet	0	0	0	0	0	0	0.1	0			0.1

– Stage 1	0	0	0	0	0	0	0	0			0
– Stage 2	0	0	0	0	0	0	0.1	0			0.1
– Stage 3	0	0	0	0	0	0	0	0			0

Total ECL	0	0	0	0	0.1	0.2	0.6	0			0.9

	Santander UK risk grade
2019	9%	8%	7%	6%	5%	4%	3 to 1%	Other (1) %	Total %
Coverage ratio
On balance sheet
Cash and balances at central banks	0	0	0	0	0	0	0	0	0

– Stage 1	0	0	0	0	0	0	0	0	0

Financial assets at amortised cost:
– Loans and advances to customers (2)	0	0	0	0	0.5	1.8	8.1	0	0.4

– Stage 1	0	0	0	0	0	1.6	0	0	0.1
– Stage 2	0	0	0	0	3.7	2.1	3.7	0	2.6
– Stage 3	0	0	0	0	0	0	17.4	0	21.1

Of which mortgages:	0	0	0	0	0	2.4	2.6	0	0.1
– Stage 1	0	0	0	0	0	0	0	0	0
– Stage 2	0	0	0	0	0	3.2	0	0	1.2
– Stage 3	0	0	0	0	0	0	5.9	0	6.3

– Loans and advances to banks	0	0	0	0	0	0	0	0	0

– Stage 1	0	0	0	0	0	0	0	0	0

– Reverse repo agreements – non trading	0	0	0	0	0	0	0	0	0

– Stage 1	0	0	0	0	0	0	0	0	0

– Other financial assets at amortised cost	0	0	0	0	0	0	0	0	0

– Stage 1	0	0	0	0	0	0	0	0	0

Total financial assets at amortised cost	0	0	0	0	0.5	1.8	8.1	0	0.3

Financial assets at FVOCI:	0	0	0	0	0	0	0	0	0

– Stage 1	0	0	0	0	0	0	0	0	0

Total on balance sheet	0	0	0	0	0.5	1.8	8.1	0	0.3

Total off–balance sheet	0	0	0	0	0	0	20.0	0	0.2

– Stage 1	0	0	0	0	0	0	0	0	0
– Stage 2	0	0	0	0	0	0	50.0	0	16.7
– Stage 3	0	0	0	0	0	0	0	0	0

Total coverage ratio	0	0	0	0	0.4	1.7	9.0	0	0.3

(1)	Includes cash at hand and smaller cases mainly in the consumer (auto) finance and commercial mortgages portfolios. We use scorecards for these items, rather than rating models.
(2)	Includes interest we have charged to the customer’s account and accrued interest we have not charged to the account yet.

	Santander UK risk grade								Loss allowance £bn		Total £bn
2018	9 £bn	8 £bn	7 £bn	6 £bn	5 £bn	4 £bn	3 to 1 £bn	Other (1) £bn
Exposures
On balance sheet
Cash and balances at central banks	19.7	—	—	—	—	—	—	—	—		19.7

– Stage 1	19.7	—	—	—	—	—	—	—	—		19.7

Financial assets at amortised cost:
– Loans and advances to customers (2)	10.0	27.4	72.3	51.5	20.3	11.4	6.3	2.9	(0.7)		201.4

– Stage 1	10.0	27.4	72.1	50.2	17.6	6.9	1.1	2.8	(0.1)		188.0
– Stage 2	—	—	0.2	1.3	2.7	4.5	2.8	0.1	(0.3)		11.3
– Stage 3	—	—	—	—	—	—	2.4	—	(0.3)		2.1

Of which mortgages:	7.7	21.8	69.0	42.8	7.8	4.7	4.2	—	(0.2)		157.8
– Stage 1	7.7	21.8	68.8	41.6	5.5	1.2	0.2	—	—		146.8
– Stage 2	—	—	0.2	1.2	2.3	3.5	2.1	—	(0.1)		9.2
– Stage 3	—	—	—	—	—	—	1.9	—	(0.1)		1.8

– Loans and advances to banks	0.8	0.2	0.8	—	—	—	—	1.0	—		2.8

– Stage 1	0.8	0.2	0.8	—	—	—	—	1.0	—		2.8

– Reverse repo agreements – non trading	15.2	3.8	1.3	0.4	—	—	—	0.4	—		21.1

– Stage 1	15.2	3.8	1.3	0.4	—	—	—	0.4	—		21.1

– Other financial assets at amortised cost	7.2	—	—	—	—	—	—	—	—		7.2

– Stage 1	7.2	—	—	—	—	—	—	—	—		7.2

Total financial assets at amortised cost	33 2	31.4	74.4	51.9	20.3	11.4	6.3	4.3	(0.7)		232.5

Financial assets at FVOCI:	6.6	5.8	0.7	—	—	—	—	0.2	—		13.3

– Stage 1	6.6	5.8	0.7	—	—	—	—	0.2	—		13.3

Total on balance sheet	59.5	37.2	75.1	51.9	20.3	11.4	6.3	4.5	(0.7)		265.5

Total off–balance sheet	0.7	8.0	8.9	9.0	5.4	1.3	0.5	7.9	(0.1	) (4)	41.6

– Stage 1	0.7	8.0	8.9	8.9	5.3	1.2	0.3	7.9	(0.1)		41.1
– Stage 2	—	—	—	0.1	0.1	0.1	0.1	—	—		0.4
– Stage 3	—	—	—	—	—	—	0.1	—	—		0.1

Total exposures	60.2	45.2	84.0	60.9	25.7	12.7	6.8	12.4	(0.8)		307.1

	Santander UK risk grade
	9	8	7	6	5	4	3 to 1	Other (1)	Total
2018	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
ECL
On balance sheet
Cash and balances at central banks	—	—	—	—	—	—	—	—	—

– Stage 1	—	—	—	—	—	—	—	—	—

Financial assets at amortised cost:
– Loans and advances to customers (2)	—	—	—	—	0.1	0.2	0.4	—	0.7

– Stage 1	—	—	—	—	—	0.1	—	—	0.1
– Stage 2	—	—	—	—	0.1	0.1	0.1	—	0.3
– Stage 3	—	—	—	—	—	—	0.3	—	0.3

Of which mortgages:	—	—	—	—	—	0.1	0.1	—	0.2
– Stage 1	—	—	—	—	—	—	—	—	—
– Stage 2	—	—	—	—	—	0.1	—	—	0.1
– Stage 3	—	—	—	—	—	—	0.1	—	0.1

– Loans and advances to banks	—	—	—	—	—	—	—	—	—

– Stage 1	—	—	—	—	—	—	—	—	—

– Reverse repo agreements – non trading	—	—	—	—	—	—	—	—	—

– Stage 1	—	—	—	—	—	—	—	—	—

– Other financial assets at amortised cost	—	—	—	—	—	—	—	—	—

– Stage 1	—	—	—	—	—	—	—	—	—

Total financial assets at amortised cost	—	—	—	—	0.1	0.2	0.4	—	0.7

Financial assets at FVOCI:	—	—	—	—	—	—	—	—	—

– Stage 1	—	—	—	—	—	—	—	—	—

Total on balance sheet	—	—	—	—	0.1	0.2	0.4	—	0.7

Total off-balance sheet	—	—	—	—	—	—	0.1	—	0.1

– Stage 1	—	—	—	—	—	—	0.1	—	0.1
– Stage 2	—	—	—	—	—	—	—	—	—
– Stage 3	—	—	—	—	—	—	—	—	—

	—	—	—	—	—	—	—	—

Total ECL	—	—	—	—	0.1	0.2	0.5	—	0.8

	%	%	%	%	%	%	%	%	%
Coverage ratio
On balance sheet
Cash and balances at central banks	—	—	—	—	—	—	—	—	—

– Stage 1	—	—	—	—	—	—	—	—	—

Financial assets at amortised cost:
– Loans and advances to customers (2)	—	—	—	—	0.5	1.8	6.3	—	0.3

– Stage 1	—	—	—	—	—	1.4	—	—	0.1
– Stage 2	—	—	—	—	3.7	2.2	3.6	—	2.7
– Stage 3	—	—	—	—	—	—	12.5	—	14.3

Of which mortgages:	—	—	—	—	—	2.1	2.4	—	0.1
– Stage 1	—	—	—	—	—	—	—	—	—
– Stage 2	—	—	—	—	—	2.9	—	—	1.1
– Stage 3	—	—	—	—	—	—	5.3	—	5.6

– Loans and advances to banks	—	—	—	—	—	—	—	—	—

– Stage 1	—	—	—	—	—	—	—	—	—

– Reverse repo agreements – non trading	—	—	—	—	—	—	—	—	—

– Stage 1	—	—	—	—	—	—	—	—	—

– Other financial assets at amortised cost	—	—	—	—	—	—	—	—	—

– Stage 1	—	—	—	—	—	—	—	—	—

Total financial assets at amortised cost	—	—	—	—	0.5	1.8	6.3	—	0.3

Financial assets at FVOCI:	—	—	—	—	—	—	—	—	—

– Stage 1	—	—	—	—	—	—	—	—	—

Total on balance sheet	—	—	—	—	0.5	1.8	6.3	—	0.3

Total off–balance sheet	—	—	—	—	—	—	20.0	—	0.2

– Stage 1	—	—	—	—	—	—	33.3	—	0.2
– Stage 2	—	—	—	—	—	—	—	—	—
– Stage 3	—	—	—	—	—	—	—	—	—

Total coverage ratio	—	—	—	—	0.4	1.6	7.4	—	0.3

(1)	Includes cash at hand and smaller cases mainly in the consumer (auto) finance and commercial mortgages portfolios. We use scorecards for these items, rather than rating models.
(2)	Includes interest we have charged to the customer’s account and accrued interest we have not charged to the account yet.
(3)
The total rounds to £0.1bn and is split across all three Stages. In this table, it has been allocated in full to Stage 2 for presentational purposes. For the full detail, see the ‘Credit Quality’ section.

(4)
The total rounds to £0.1bn and is split across all three Stages. In this table, it has been allocated in full to Stage 1 for presentational purposes. For the full detail, see the ‘Credit Quality’ section.

Summary of Credit Performance
The customer loans in the tables below and in the rest of the ‘Credit risk’ section are presented differently from the balances in the Consolidated Balance Sheet. The main difference is that customer loans exclude interest we have accrued but not charged to customers’ accounts yet.

	Customer loans	Stage 3 drawn exposure (1)(2)	Stage 3 undrawn exposure	Stage 3 ratio (3)	Gross write–offs		Total loss allowances
2019	£bn	£m	£m	%	£m		£m
Retail Banking:	180.4	1,936	38	1.09	206		591
– of which mortgages	165.4	1,722	12	1.05	14		218
– of which business banking	1.8	78	1	4.28	24		52
– of which consumer (auto) finance	7.7	42	0	0.55	34		88
– of which other unsecured lending	5.5	94	25	2.15	134		233
Corporate & Commercial Banking	16.3	335	27	2.22	41		210
Corporate & Investment Banking	4.1	0	15	0.36	0		50
Corporate Centre	4.2	17	0	0.40	2		12

	205.0	2,288	80	1.15	249		863

2018
Retail Banking:	172.8	2,211	43	1.30	182		594
– of which mortgages	158.0	1,982	17	1.27	18		237
– of which business banking	1.8	89	—	4.99	15		53
– of which consumer (auto) finance	7.3	43	—	0.58	24		85
– of which other unsecured lending	5.7	97	26	2.17	125		219
Corporate & Commercial Banking	17.7	264	12	1.56	97		182
Corporate & Investment Banking	4.6	—	26	0.56	252	(4)	18
Corporate Centre	4.5	16	—	0.36	3		13

	199.6	2,491	81	1.29	534		807

Of which: Corporate lending
2019	22.3	413	43	2.04	65		311
2018	24.1	353	38	1.62	364		253

(1)	We define Stage 3 in the ‘Credit risk – Santander UK group level’ section.
(2)	Interest on Stage 3 exposures is derecognised in line with the requirements of IFRS 9.
(3)
Total Stage 3 exposure as a percentage of customer loans plus undrawn Stage 3 exposures. The way we calculate the Stage 3 ratio was changed from 1 January 2019, and 2018 restated for consistency. See ‘Key metrics’ in the ‘Credit risk – Santander UK group level’ section.

(4)	Related to Carillion plc write-off in Q1 2018.

Summary of IFRS 9 Credit Quality

	Stage 1	Stage 2	Stage 3	Total
2019	£m	£m	£m	£m
Exposures
On-balance sheet
Retail Banking	169,003	9,459	1,936	180,398
– of which mortgages	155,477	8,157	1,722	165,356
Corporate & Commercial Banking	14,068	1,894	335	16,297
Corporate & Investment Banking	3,916	198	0	4,114
Corporate Centre	67,608	126	17	67,751

Total on-balance sheet	254,595	11,677	2,288	268,560

Off–balance sheet
Retail Banking (1)	25,849	194	38	26,081
– of which mortgages (1)	13,353	67	12	13,432
Corporate & Commercial Banking	5,249	282	27	5,558
Corporate & Investment Banking	9,129	198	15	9,342
Corporate Centre	614	0	0	614

Total off–balance sheet (2)	40,841	674	80	41,595

Total exposures	295,436	12,351	2,368	310,155

ECL
On-balance sheet
Retail Banking	85	255	224	564
– of which mortgages	11	100	103	214
Corporate & Commercial Banking	34	35	126	195
Corporate & Investment Banking	2	12	0	14
Corporate Centre	3	3	6	12

Total on-balance sheet	124	305	356	785

Off–balance sheet
Retail Banking	13	13	1	27
– of which mortgages	3	1	0	4
Corporate & Commercial Banking	7	6	2	15
Corporate & Investment Banking	3	24	9	36

Total off–balance sheet	23	43	12	78

Total ECL	147	348	368	863

	%	%	%	%
Coverage ratio (3)
On-balance sheet
Retail Banking	0.1	2.7	11.6	0.3
– of which mortgages	0	1.2	5.9	0.1
Corporate & Commercial Banking	0.2	1.8	37.6	1.2
Corporate & Investment Banking	0.1	6.1	0	0.3
Corporate Centre	0	2 4	37.5	0

Total on-balance sheet	0	2.6	15.6	0.3

Off–balance sheet
Retail Banking	0.1	6.7	2.6	0.1
– of which mortgages	0	1.5	0	0
Corporate & Commercial Banking	0.1	2.1	7.4	0.3
Corporate & Investment Banking	0	12.1	60.0	0.4

Total off-balance sheet	0.1	6.4	15.0	0.2

Total coverage	0	2.8	15.5	0.3

(1)	Off-balance sheet exposures include £7.6bn of retail mortgage offers in the pipeline.
(2)	Off-balance sheet amounts consist of contingent liabilities and commitments. For more, see Note 29 to the Consolidated Financial Statements.
(3)	ECL as a percentage of the related exposure.

Total
on-balance
sheet exposures at 31 December 2018 comprised £199.5bn of customer loans, L&A to banks of £2.8bn, £28.4bn of sovereign assets measured at amortised cost, £13.3bn of assets measured at FVOCI, and £19.7bn cash and balances at central banks.

	Stage 1	Stage 2	Stage 3	Total
2018	£m	£m	£m	£m
Exposures
On-balance sheet
Retail Banking	160,212	10,324	2,211	172,747
– of which mortgages	146,619	9,356	1,982	157,957
Corporate & Commercial Banking	16,394	1,044	264	17,702
Corporate & Investment Banking	4,535	78	—	4,613
Corporate Centre	68,535	131	15	68,681

Total on-balance sheet	249,676	11,577	2,490	263,743

Off–balance sheet
Retail Banking 1)	22,819	196	43	23,058
– of which mortgages (1)	11,120	76	17	11,213
Corporate & Commercial Banking	4,939	182	12	5,133
Corporate & Investment Banking	12,923	56	26	13,005
Corporate Centre	525	—	—	525

Total off–balance sheet (2)	41,206	434	81	41,721

Total exposures	290,882	12,011	2,571	305,464

ECL
On-balance sheet
Retail Banking	84	256	228	568
– of which mortgages	10	118	106	234
Corporate & Commercial Banking	31	26	111	168
Corporate & Investment Banking	1	1	—	2
Corporate Centre	5	3	5	13

Total on-balance sheet	121	286	344	751

Off–balance sheet
Retail Banking	12	13	1	26
– of which mortgages	2	1	—	3
Corporate & Commercial Banking	6	6	2	14
Corporate & Investment Banking	4	2	10	16

Total off–balance sheet	22	21	13	56

Total ECL	143	307	357	807

	%	%	%	%
Coverage ratio (3)
On-balance sheet
Retail Banking	0.1	2.5	10.3	0.3
– of which mortgages	—	1.3	5.3	0.1
Corporate & Commercial Banking	0.2	2.5	42.0	0.9
Corporate & Investment Banking	—	1.3	—	—
Corporate Centre	—	2.3	33.3	—

Total on-balance sheet	—	2.5	13.8	0.3

Off–balance sheet
Retail Banking	0.1	6.6	2.3	0.1
– of which mortgages	—	1.3	—	—
Corporate & Commercial Banking	0.1	3.3	16.7	0.3
Corporate & Investment Banking	—	3.6	38.5	0.1

Total off–balance sheet	0.1	4.8	16.0	0.1

Total coverage	—	2.6	13.9	0.3

(1)	Off-balance sheet exposures include £6.2bn of retail mortgage offers in the pipeline.
(2)	Off-balance sheet amounts consist of contingent liabilities and commitments. For more, see Note 29 to the Consolidated Financial Statements.
(3)	ECL as a percentage of the related exposure.

Summary of Stage 2 Decomposition
Stage 2 analysis
The following table analyses our Stage 2 exposures and ECL by the reason the exposure is classified as Stage 2.

	Retail Banking			Other business segments			Total
2019	Exposure £m	ECL £m	Coverage %	Exposure £m	ECL £m	Coverage %	Exposure £m	ECL £m	Coverage %
PD deterioration	6,844	194	2.8	1,998	25	1.3	8,842	219	2.5
Forbearance	516	4	0.8	45	1	2.2	561	5	0.9
Other	1,239	24	1.9	496	52	10.5	1,735	76	4.4
30 DPD	1,054	46	4.4	159	2	1.3	1,213	48	4.0

	9,653	268	2.8	2,698	80	3.0	12,351	348	2.8

2018
PD deterioration	7,854	196	2.5	655	15	2.3	8,509	211	2.5
Forbearance	450	3	0.7	12	1	8.3	462	4	0.9
Other	1,267	31	2.4	813	22	2.7	2,080	53	2.5
30 DPD	949	39	4.1	11	—	—	960	39	4.1

	10,520	269	2.6	1,491	38	2.5	12,011	307	2.6

Disclosure of Stage Two Decomposition Cure and Not Cure Explanatory
The following table analyses our Stage 2 exposures and the related ECL by whether or not they are in a cure period at the balance sheet date.

	2019			2018
	Exposure	ECL	Coverage	Exposure	ECL	Coverage
	£m	£m	%	£m	£m	%
Stage 2 not in cure period	12,017	342	2.8	11,837	301	2.5
Stage 2 in cure period (for transfer to Stage 1)	334	6	1.8	174	6	3.4

	12,351	348	2.8	12,011	307	2.6

Summary of Reconciliation of Exposures, ECL and Net Carrying Amounts
The table below shows the relationships between disclosures in this Credit risk review section which refer to drawn exposures and the associated ECL, and the total assets as presented in the Consolidated Balance Sheet.

	On-balance sheet			Off-balance sheet
2019	Exposures £m	Loss allowance £m	Net carrying amount £m	Exposures £m	Loss allowance £m
Retail Banking	180,398	564	179,834	26,081	27
– of which mortgages	165,356	214	165,142	13,432	4
Corporate & Commercial Banking	16,297	195	16,102	5,558	15
Corporate & Investment Banking	4,114	14	4,100	9,342	36
Corporate Centre	67,751	12	67,739	614	0

Total exposures presented in Credit Quality tables	268,560	785	267,775	41,595	78

Other items (1)			2,986

Adjusted net carrying amount			270,761

Assets classified at FVTPL			3,702
Non–financial assets			7,239

Total assets per the Consolidated Balance Sheet			281,702

2018
Retail Banking	172,747	568	172,179	23,058	26
– of which mortgages	157,957	234	157,723	11,213	3
Corporate & Commercial Banking	17,702	168	17,534	5,133	14
Corporate & Investment Banking	4,613	2	4,611	13,005	16
Corporate Centre	68,681	13	68,668	525	—

Total exposures presented in Credit Quality tables	263,743	751	262,992	41,721	56

Other items (1)			2,501

Adjusted net carrying amount			265,493

Assets classified at FVTPL			10,876
Non–financial assets			7,003

Total assets per the Consolidated Balance Sheet			283,372

(1)	These assets mainly relate to loans as part of a JV agreement and the accrued interest on them. They carry low credit risk and therefore have an immaterial ECL.

Summary of ECL Reconciliation
The following table shows changes in total on and
off-balance
sheet exposures, subject to ECL assessment, and the corresponding ECL, in the year. The table presents total gross carrying amounts and ECLs at a Santander UK group level. We present segmental views in the sections below.

	Stage 1		Stage 2		Stage 3		Total
	Exposures (1)	ECL	Exposures (1)	ECL	Exposures (1)	ECL	Exposures (1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2019	290,882	143	12,011	307	2,571	357	305,464	807

Transfers from Stage 1 to Stage 2 (3)	(4,101)	(11)	4,101	11	0	0	0	0
Transfers from Stage 2 to Stage 1 (3)	3,458	74	(3,458)	(74)	0	0	0	0
Transfers to Stage 3 (3)	(361)	(2)	(595)	(24)	956	26	0	0
Transfers from Stage 3 (3)	10	1	516	23	(526)	(24)	0	08

Transfers of financial instruments	(994)	62	564	(64)	430	2	0	0

Net ECL remeasurement on stage transfer (4)	0	(66)	0	130	0	96	0	160
Change in economic scenarios (2)	0	5	0	(15)	0	(9)	0	(19)
Changes to model	0	0	0	0	0	13	0	13
New lending and assets purchased (5) (8)	42,415	29	827	32	15	9	43,257	70
Other (6)	3,514	6	294	(14)	172	191	3,980	183
Redemptions and repayments (7)	(40,380)	(32)	(1,344)	(28)	(459)	(42)	(42,183)	(102)
Assets written off (7)	(1)	0	(1)	0	(361)	(249)	(363)	(249)

At 31 December 2019	295,436	147	12,351	348	2,368	368	310,155	863

Net movement in the year	4,554	4	340	41	(203)	11	4,691	56

ECL charge/(release) to the Income Statement		4		41		260		305

Less: ECL relating to derecognised income		0		0		(13)		(13)
Less: Recoveries net of collection costs		(10)		(15)		(46)		(71)

Total ECL charge/(release) to the Income Statement		(6)		26		201		221

2018
At 1 January 2018	285,133	176	12,110	284	3,043	691	300,286	1,151

Transfers from Stage 1 to Stage 2 (3)	(4,190)	(11)	4,190	11	—	—	—	—
Transfers from Stage 2 to Stage 1 (3)	3,325	68	(3,325)	(68)	—	—	—	—
Transfers to Stage 3 (3)	(445)	(8)	(603)	(23)	1,048	31	—	—
Transfers from Stage 3 (3)	17	6	443	27	(460)	(33)	—	—

Transfers of financial instruments	(1,293)	55	705	(53)	588	(2)	—	—

Net remeasurement of ECL on stage transfer (4)	—	(63)	—	83	—	79	—	99
Change in economic scenarios (2)	—	4	—	(12)	—	(8)	—	(16)
Changes to model	—	(1)	—	2	—	(8)	—	(7)
New lending and assets purchased (5) (8)	57,280	43	1,085	33	17	13	58,382	89
Other (6)	5,540	(27)	(175)	(15)	266	207	5,631	165
Redemptions and repayments (7)	(55,778)	(44)	(1,714)	(15)	(687)	(81)	(58,179)	(140)
Assets written off (7)	—	—	—	—	(656)	(534)	(656)	(534)

At 31 December 2018	290,882	143	12,011	307	2,571	357	305,464	807

Net movement in the year	5,749	(33)	(99)	23	(472)	(334)	5,178	(344)

ECL charge/(release) to the Income Statement		(33)		23		200		190
Less: Recoveries net of collection costs		—		—		(36)		(36)

Total credit impairment charge/(release)		(33)		23		164		154

(1)	Exposures that have attracted an ECL, and as reported in the Credit Quality table above.
(2)
Changes to assumptions in the year. Isolates the impact on ECL from changes to the economic variables for each scenario, changes to the scenarios themselves as well as changes in the probability weights from all other movements. The impact of changes in economics on exposure Stage allocations are shown within Transfers of financial instruments.

(3)
Total impact of facilities that moved Stage(s) in the year. This means, for example, that where risk parameter changes (model inputs) or model changes (methodology) result in a facility moving Stage, the full impact is reflected here (rather than in Other). Stage flow analysis only applies to facilities that existed at both the start and end of the year. Transfers between Stages are based on opening balances and ECL at the start of the period.

(4)	Relates to the revaluation of ECL following the transfer of an exposure from one Stage to another.
(5)	Exposures and ECL of facilities that did not exist at the start of the year but did at the end. Amounts in Stage 2 and 3 represent assets which deteriorated in the year after origination in Stage 1.
(6)
Residual movements on facilities that did not change Stage in the year, and which were neither acquired nor purchased in the year. Includes the impact of changes in risk parameters in the year, unwind of discount rates and increases in ECL requirements of accounts which ultimately were written off in the period.

(7)	Exposures and ECL for facilities that existed at the start of the year, but not at the end.
(8)
Basis of preparation for this line item is changed to report new lending for corporate loans at the opening balance rather than the year-end
closing balance and
non-customer
assets in Corporate Centre on a net basis rather than a gross basis.

Summary of Country Risk Exposures
The tables below exclude balances with other Banco Santander companies. We show them separately in the ‘Balances with other Banco Santander companies’ section.

	2019							2018
	Governments	Government guaranteed	Financial institutions		Retail	Corporate	Total (2)	Governments	Government guaranteed	Financial institutions		Retail	Corporate	Total (2)
			Banks (1)	Other						Banks (1)	Other
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Eurozone
Ireland	0	0	0	7.5	0	0.1	7.6	—	—	—	12.3	—	0.4	12.7
Italy	0	0	0	0.1	0	0	0.1	—	—	—	0.1	—	0.2	0.3
Spain	0	0	0	0	0	0	0	—	—	—	0.2	—	—	0.2
France	0.1	0	0.6	0.5	0	0	1.2	—	—	1.0	—	—	—	1.0
Germany	0	0	1.3	0	0	0.1	1.4	—	—	1.6	—	—	—	1.6
Luxembourg	0	0	0.1	2.7	0	0.1	2.9	—	—	—	0.9	—	0.2	1.1
Other (3)	0.3	0	1.0	0.1	0	0	1.4	0.3	—	1.2	0.2	—	1.1	2.8

	0.4	0	3.0	10.9	0	0.3	14.6	0.3	—	3.8	13.7	—	1.9	19.7

Other countries
UK	28.3	0	3.1	15.0	204.5	38.2	289.1	27.7	—	3.8	15.7	194.3	37.4	278.9
US	1.0	0	1.1	0	0	0.2	2.3	1.1	—	1.5	1.5	—	0.2	4.3
Japan	2.2	0	1.6	0	0	0	3.8	3.8	—	2.6	—	—	—	6.4
Switzerland	0	0	0	0	0	0	0	—	—	—	—	—	0.1	0.1
Denmark	0	0	0	0	0	0.5	0.5	—	—	0.2	—	—	0.5	0.7
Other	0.2	0	0.5	0.1	0	0.8	1.6	0.1	—	1.9	0.4	—	1.0	3.4

	31.7	0	6.3	15.1	204.5	39.7	297.3	32.7	—	10.0	17.6	194.3	39.2	293.8

Total	32.1	0	9.3	26.0	204.5	40.0	311.9	33.0	—	13.8	31.3	194.3	41.1	313.5

(1)	Excludes balances with central banks.
(2)
Excludes cash at hand, interests in other entities, intangible assets, property, plant and equipment, tax assets, retirement benefit assets and other assets. Loans are included gross of credit provisions.

(3)	Includes The Netherlands of £0.2bn (2018: £1.2bn), Belgium of £0.6bn (2018: £0.9bn), Greece of £nil (2018: £nil).

Summary of Balances with Other Banco Santander Companies
At 31 December 2019 and 2018, we had gross balances with other Banco Santander companies as follows:

	2019				2018
	Financial institutions				Financial institutions
	Banks £bn	Other £bn	Corporate £bn	Total £bn	Banks £bn	Other £bn	Corporate £bn	Total £bn
Assets
Spain	1.6	0	0	1.6	2.5	—	—	2.5
UK	0	2.4	0	2.4	—	2.0	—	2.0

	1.6	2.4	0	4.0	2.5	2.0	—	4.5

Liabilities
Spain	2.1	0.1	0	2.2	3.6	0.1	—	3.7
UK	0	11.2	0	11.2	—	11.5	—	11.5
Uruguay	0.2	0	0	0.2	0.2	—	—	0.2

	2.3	11.3	0	13.6	3.8	11.6	—	15.4

Summary of Residential Mortgages by Borrower Profile
In this table, ‘home movers’ include both existing customers moving house and taking out a new mortgage with us, and customers who switch their mortgage to us when they move house. ‘Remortgagers’ are new customers who are taking a new mortgage with us.

	Stock				New business
	2019		2018		2019		2018
	£m	%	£m	%	£m	%	£m	%
Home movers	70,860	43	69,198	44	11,192	38	10,854	39
Remortgagers	52,480	32	51,272	32	9,197	31	9,237	34
First-time buyers	32,112	19	29,235	19	6,952	23	4,848	18
Buy-to-let	9,904	6	8,252	5	2,473	8	2,335	9

	165,356	100	157,957	100	29,814	100	27,274	100

Summary of Residential Mortgages by Interest Rate Profile
The interest rate profile of our mortgage asset stock was:

	2019		2018
	£m	%	£m	%
Fixed rate	128,798	78	115,178	73
Variable rate	22,116	13	24,396	15
Standard Variable Rate (SVR)	14,442	9	18,383	12

	165,356	100	157,957	100

Summary of Residential Mortgages by Geographical Distribution
The geographical distribution of our mortgage asset stock was:

	Stock		New business
	2019	2018	2019	2018
Region	£bn	£bn	£bn	£bn
London	41.4	39.0	7.5	7.1
Midlands and East Anglia	22.1	21.1	4.3	3.8
North	22.7	22.2	3.8	3.4
Northern Ireland	3.3	3.4	0.3	0.2
Scotland	6.8	6.7	1.2	1.0
South East excluding London	51.7	48.7	9.7	9.0
South West, Wales and other	17.4	16.9	3.0	2.8

	165.4	158.0	29.8	27.3

Summary of Residential Mortgages by Average Loan Size for New Business

Average loan size for new business	£’000	£’000
South East including London	277	270
Rest of the UK	154	150
UK as a whole	207	203

Summary of Residential Mortgages by Loan Size
The mortgage asset stock of larger loans was:

	South East including London		UK
	2019	2018	2019	2018
Individual mortgage loan size	£m	£m	£m	£m
<£0.25m	45,828	45,851	105,855	105,181
£0.25m to £0.50m	34,027	30,488	44,549	39,841
£0.50m to £1.0m	11,471	10,103	13,114	11,551
£1.0m to £2.0m	1,538	1,168	1,644	1,236
>£2.0m	186	146	194	148

	93,050	87,756	165,356	157,957

Summary of Residential Mortgages by Loan to Value
This table shows the LTV distribution for the gross carrying amount and the related ECL of our total mortgage portfolio and Stage 3 mortgages, as well as the LTV distribution for new business. We also show the collateral value and simple average LTV for our mortgage stock, Stage 3 stock and new business. We use our estimate of the property value at the balance sheet date. We include fees that have been added to the loan in the LTV calculation. For flexible products, we only include the drawn amount, not undrawn limits.

	2019					2018
	Stock		Stage 3		New	Stock		Stage 3		New
	Total	ECL	Total	ECL	business	Total	ECL	Total	ECL	business
LTV	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Up to 50%	70,714	24	743	11	5,113	72,613	25	872	11	5,124
>50-75%	67,311	65	626	24	11,876	63,505	67	698	24	11,512
>75- 85%	17,436	31	136	13	6,130	14,191	32	156	13	5,955
>85-100%	9,011	34	110	17	6,650	6,508	36	125	16	4,648
>100%	884	64	107	38	45	1,140	77	131	42	35

	165,356	218	1,722	103	29,814	157,957	237	1,982	106	27,274

Collateral value of residential properties (1)	165,229		1,702		29,813	157,787		1,850		27,274

	%		%		%	%		%		%
Simple average (2) LTV (indexed)	43		42		65	42		43		63

(1)
Collateral value shown is limited to the balance of each related loan. Excludes the impact of over-collateralisation (where the collateral is higher than the loan). Includes collateral against loans in negative equity of £757m (2018: £969m).

(2)	Total of all LTV% divided by the total of all accounts.

Summary of Residential Mortgages by Credit Performance
Credit performance

	2019	2018
	£m	£m
Mortgage loans and advances to customers of which:	165,356	157,957
– Stage 1	155,477	146,619
– Stage 2	8,157	9,356
– Stage 3	1,722	1,982

Loss allowances (3)	218	234

	%	%
Stage 1 ratio (1)	94.03	92.82
Stage 2 ratio (1)	4.93	5.92
Stage 3 ratio (2)	1.05	1.27

(1)	Stage 1/Stage 2 exposures as a percentage of customer loans.
(2)
Total Stage 3 exposure as a percentage of customer loans plus undrawn Stage 3 exposures. The way we calculate the Stage 3 ratio was changed from 1 January 2019, and 2018 restated for consistency. See ‘Key metrics’ in the ‘Credit risk – Santander UK group level’ section.

(3)	The ECL allowance is for both on and off–balance sheet exposures.

Summary of Residential Mortgages Portfolios of Particular Interest by Credit Performance
Credit performance

		Portfolio of particular interest (1)
			Part interest-
			only, part				Other
	Total	Interest-only	repayment (2) (3)	Flexible (3)	LTV >100%	Buy-to-let	portfolio
2019	£m	£m	£m	£m	£m	£m	£m
Mortgage portfolio	165,356	38,062	13,247	11,273	884	9,904	109,234
– Stage 1	155,477	33,739	12,112	10,183	594	9,593	105,114
– Stage 2	8,157	3,502	888	873	183	285	3,526
– Stage 3	1,722	821	247	217	107	26	594

Stage 3 ratio (4)	1.05%	2.17%	1.87%	2.03%	12.11%	0.26%	0.54%

PIPs	32	14	9	2	13	1	8

Simple average LTV (indexed)	43%	45%	45%	28%	117%	60%	44%

2018
Mortgage portfolio	157,957	38,035	13,201	12,926	1,140	8,252	101,158
– Stage 1	146,619	33,001	11,824	11,558	740	7,906	96,767
– Stage 2	9,356	4,029	1,115	1,082	273	317	3,802
– Stage 3	1,982	1,005	262	286	127	29	589

Stage 3 ratio (4)	1.27%	2.67%	1.99%	2.34%	11.18%	0.35%	0.58%

PIPs	25	12	5	3	8	—	7

Simple average LTV (indexed)	42%	44%	44%	29%	118%	58%	43%

(1)
Where a loan falls into more than one category, we include it in all the categories that apply. As a result, the sum of the mortgages in the segments of particular interest and the other portfolio does not agree to the total mortgage portfolio.

(2)	Mortgage balance includes both the interest-only part of £9,823m (2018: £9,756m) and the non-interest-only part of the loan.
(3)	Includes legacy Alliance & Leicester flexible loans that work in a more limited way than our current Flexi loan product.
(4)
Total Stage 3 exposure as a percentage of customer loans plus undrawn Stage 3 exposures. The way we calculate the Stage 3 ratio was changed from 1 January 2019, and 2018 restated for consistency. See ‘Key metrics’ in the ‘Credit risk – Santander UK group level’ section.

Summary of Full interest-only new business in the year	Full interest-only new business in the year

	2019	2018
	£m	£m
Full interest-only loans	4,000	3,810

Summary of Detailed Information of Interest only Loan Maturity Analysis
Full interest-only maturity profile

	Term	Within	Between	Between	Greater than
	expired	2 years	2-5 years	5-15 years	15 years	Total
2019	£m	£m	£m	£m	£m	£m
Full interest-only portfolio	338	1,541	3,706	20,984	11,493	38,062
– of which value weighted average LTV (indexed) is>75%	11	111	219	1,793	1,051	3,185

2018
Full interest-only portfolio	541	1,346	3,761	21,711	10,676	38,035
– of which value weighted average LTV (indexed) is>75%	43	110	265	2,029	642	3,089

Summary of Residential Mortgages Portfolios of Particular Interest by Forbearance Applied
Forbearance
(1)
The balances at 31 December 2019 and 2018 were:

	Interest-only (2)	Flexible	LTV >100%	Buy-to-Let
2019	£m	£m	£m	£m
Total	392	73	17	10
– Stage 2	285	56	8	8
– Stage 3	107	17	9	2

2018
Total	229	32	10	9
– Stage 2	136	18	3	6
– Stage 3	93	14	7	3

(1)	Where a loan falls into more than one category, we have included it in all the categories that apply.
(2)	Comprises full interest-only loans and part interest-only, part repayment loans.

Summary of Consumer (Auto) Finance and Other Unsecured Lending by Credit Performance
Credit performance

		Other unsecured
2019	Consumer (auto) finance £m	Personal loans £m	Credit cards £m	Overdrafts £m	Total other unsecured £m	Total £m
Loans and advances to customers of which:	7,684	2,135	2,788	590	5,513	13,197
– Stage 1	7,038	2,020	2,473	404	4,897	11,935
– Stage 2	604	95	267	160	522	1,126
– Stage 3	42	20	48	26	94	136

Loss allowances (2)	88	51	120	62	233	321

Stage 3 undrawn exposures	0				25
Stage 3 ratio (1)	0.55%				2.15%	1.21%
Gross write-offs	34				134	168

2018
Loans and advances to customers of which:	7,347	2,182	2,865	593	5,640	12,987
– Stage 1	6,950	2,113	2,560	422	5,095	12,045
– Stage 2	354	48	256	144	448	802
– Stage 3	43	21	49	27	97	140

Loss allowances (2)	85	47	112	61	220	305

Stage 3 undrawn exposures	—				26
Stage 3 ratio (1)	0.58%				2.17%	1.28%
Gross write-offs	24				125	149

(1)
Total Stage 3 exposure as a percentage of loans and advances to customers plus undrawn Stage 3 exposures. The way we calculate the Stage 3 ratio was changed from 1 January 2019, and 2018 restated for consistency. See ‘Key metrics’ in the ‘Credit risk – Santander UK group level’ section.

(2)	The ECL allowance is for both on and off–balance sheet exposures.

Summary of Consumer (Auto) Finance and Other Unsecured Lending By Forbearance
Forbearance
The balances at 31 December 2019 and 2018 were:

		Other unsecured
2019	Consumer (auto) finance £m	Personal loans £m	Credit cards £m	Overdrafts £m	Total other unsecured £m	Total £m
Total	7	0	51	25	76	83
– Stage 2	5	0	10	7	17	22
– Stage 3	2	0	41	18	59	61

2018
Total	6	—	53	26	79	85
– Stage 2	4	—	10	7	17	21
– Stage 3	2	—	43	19	62	64

Summary of Business Banking by Credit Performance
Credit performance

	2019	2018
	£m	£m
Loans and advances to customers of which:	1,845	1,802
– Stage 1	1,590	1,548
– Stage 2	177	165
– Stage 3	78	89

Loss allowances (2)	52	53

Stage 3 undrawn exposures	1	—

Stage 3 ratio (1)	4.28%	4.99%
Gross write offs	24	15

(1)
Total Stage 3 exposure as a percentage of customer loans plus undrawn Stage 3 exposures. The way we calculate the Stage 3 ratio was changed from 1 January 2019, and 2018 restated for consistency. See ‘Key metrics’ in the ‘Credit risk – Santander UK group level’ section

(2)	The ECL allowance is for both on and off–balance sheet exposures.

Summary of Business Banking by Forbearance	Forbearance The balances at 31 December 2019 and 2018 were:

	2019	2018
	£m	£m
Total	67	74
– Stage 2	26	20
– Stage 3	41	54

Summary of Other Segments Exposures By Credit Rating
Rating distribution
These tables show our credit risk exposure according to our internal rating scale (see ‘Credit quality’ in the ‘Santander UK group level – credit risk review’ section) for each portfolio. On this scale, the higher the rating, the better the quality of the counterparty.

	Santander UK risk grade
	9	8	7	6	5	4	3 to 1	Other (1)	Total
2019	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate & Commercial Banking
SME and mid corporate	0	25	790	1,914	4,414	3,348	946	32	11,469
Commercial Real Estate	0	0	0	426	3,708	1,363	94	0	5,591
Social Housing	1,231	3,650	26	0	0	2	4	0	4,913

	1,231	3,675	816	2,340	8,122	4,713	1,044	32	21,973

Corporate & Investment Banking
Large Corporate	281	2,356	4,419	4,558	842	75	115	0	12,646
Financial Institutions	383	822	703	11	0	0	0	0	1,919

	664	3,178	5,122	4,569	842	75	115	0	14,565

Corporate Centre
Sovereign and Supranational	32,145	2,255	0	0	0	0	0	0	34,400
Structured Products	1,166	981	396	29	0	0	0	0	2,572
Social Housing	934	3,036	90	0	0	0	0	0	4,060
Financial Institutions	542	246	43	25	1	0	0	0	857
Legacy Portfolios in run–off (2)	0	0	0	130	27	98	140	303	698

	34,787	6,518	529	184	28	98	140	303	42,587

Total	36,682	13,371	6,467	7,093	8,992	4,886	1,299	335	79,125

Of which:
Stage 1	36,682	13,371	6,441	6,901	8,263	3,586	465	320	76,029
Stage 2	0	0	26	192	729	1,300	439	15	2,701
Stage 3	0	0	0	0	0	0	395	0	395

2018
Corporate & Commercial Banking
SME and mid corporate	—	—	66	1,745	5,749	3,426	886	36	11,908
Commercial Real Estate	—	—	—	302	4,564	1,846	31	—	6,743
Social Housing	680	3,899	138	—	—	2	24	—	4,743

	680	3,899	204	2,047	10,313	5,274	941	36	23,394

Corporate & Investment Banking
Large Corporate	12	3,187	5,535	6,361	888	3	78	—	16,064
Financial Institutions	480	1,010	1,432	55	—	—	—	—	2,977

	492	4,197	6,967	6,416	888	3	78	—	19,041

Corporate Centre
Sovereign and Supranational	30,467	3,898	—	1	—	—	—	—	34,366
Structured Products	2,431	2,062	318	24	—	—	—	—	4,835
Social Housing	1,377	2,839	76	43	—	—	—	—	4,335
Financial Institutions	356	345	47	21	—	—	—	—	769
Legacy Portfolios in run–off (2)	—	—	—	203	35	137	126	357	858
Derivatives	—	147	—	—	—	—	—	—	147

	34,631	9,291	441	292	35	137	126	357	45,310

Total	35,803	17,387	7,612	8,755	11,236	5,414	1,145	393	87,745

Of which:
Stage 1	35,803	17,387	7,612	8,682	10,788	4,772	521	377	85,942
Stage 2	—	—	—	73	448	635	318	16	1,490
Stage 3	—	—	—	—	—	7	306	—	313

(1)	Smaller exposures mainly in the commercial mortgage portfolio. We use scorecards for them, instead of a rating model.
(2)	Commercial mortgages and residual structured and asset finance loans (shipping, aviation, and structured finance).

Summary of Other Segments Exposures by Geographical Distribution
Geographical distribution
We typically classify geographical location according to the counterparty’s country of domicile unless a full risk transfer guarantee is in place, in which case we use the guarantor’s country of domicile instead.

	2019					2018
	UK £m	Europe £m	US £m	Rest of World £m	Total £m	UK £m	Europe £m	US £m	Rest of World £m	Total £m
Corporate & Commercial Banking
SME and mid corporate	11,384	84	0	1	11,469	11,833	74	—	1	11,908
Commercial Real Estate	5,591	0	0	0	5,591	6,743	—	—	—	6,743
Social Housing	4,913	0	0	0	4,913	4,743	—	—	—	4,743

	21,888	84	0	1	21,973	23,319	74	—	1	23,394

Corporate & Investment Banking
Large Corporate	10,665	1,922	2	57	12,646	13,080	2,752	124	108	16,064
Financial Institutions	604	841	169	305	1,919	870	1,520	163	424	2,977

	11,269	2,763	171	362	14,565	13,950	4,272	287	532	19,041

Corporate Centre
Sovereign and Supranational	27,987	1,549	856	4,008	34,400	26,154	1,802	960	5,450	34,366
Structured Products	1,710	811	0	51	2,572	2,574	1,139	—	1,122	4,835
Social Housing	4,060	0	0	0	4,060	4,335	—	—	—	4,335
Financial Institutions	329	335	157	36	857	346	358	11	54	769
Legacy Portfolios in run-off	587	0	0	111	698	744	—	—	114	858
Derivatives	0	0	0	0	0	—	—	147	—	147

	34,673	2,695	1,013	4,206	42,587	34,153	3,299	1,118	6,740	45,310

Summary of Detailed Information about Gross and Net Credit Exposure
Credit risk mitigation

2019	Gross Exposure Stage 3 £m	Collateral Stage 3 £m	Net Exposure Stage 3 £m
Corporate & Commercial Banking
SME and mid corporate	279	51	228
Commercial Real Estate	83	56	27

	362	107	255

Corporate & Investment Banking
Large Corporate	15	0	15

	15	0	15

Corporate Centre
Legacy Portfolios in run–off	17	11	6

	17	11	6

2018
Corporate & Commercial Banking
SME and mid corporate	253	55	198
Commercial Real Estate	23	14	9

	276	69	207

Corporate & Investment Banking
Large Corporate	26	—	26

	26	—	26

Corporate Centre
Legacy Portfolios in run–off	16	9	6

	16	9	6

Summary of Other Segments Exposures by Credit Performance
We monitor exposures that show potentially higher risk characteristics using our Watchlist process (described in ‘Monitoring’ in the ‘Credit risk management’ section). The table below shows the exposures we monitor, and those we classify as Stage 3 by portfolio at 31 December 2019 and 2018.

	Committed exposure
		Watchlist
2019	Fully performing £m	Enhanced monitoring £m	Proactive management £m	Stage 3 £m	Total (1) £m	Loss allowances £m
Corporate & Commercial Banking
SME and mid corporate	9,864	1,056	270	279	11,469	164
Commercial Real Estate	5,338	89	81	83	5,591	46
Social Housing	4,823	90	0	0	4,913	0

	20,025	1,235	351	362	21,973	210

Corporate & Investment Banking
Large Corporate	11,833	252	546	15	12,646	50
Financial Institutions	1,909	0	10	0	1,919	0

	13,742	252	556	15	14,565	50

Corporate Centre
Sovereign and Supranational	34,400	0	0	0	34,400	0
Structured Products	2,572	0	0	0	2,572	0
Social Housing	4,047	13	0	0	4,060	0
Financial Institutions	854	0	3	0	857	0
Legacy Portfolios in run–off	656	17	8	17	698	12
Derivatives	0	0	0	0	0	0

	42,529	30	11	17	42,587	12

Total loss allowances						272

2018
Corporate & Commercial Banking
SME and mid corporate	10,350	972	333	253	11,908	160
Commercial Real Estate	6,426	247	47	23	6,743	22
Social Housing	4,626	117	—	—	4,743	—

	21,402	1,336	380	276	23,394	182

Corporate & Investment Banking
Large Corporate	15,304	548	186	26	16,064	18
Financial Institutions	2,977	—	—	—	2,977	—

	18,281	548	186	26	19,041	18

Corporate Centre
Sovereign and Supranational	34,366	—	—	—	34,366	—
Structured Products	4,835	—	—	—	4,835	—
Social Housing	4,313	22	—	—	4,335	—
Financial Institutions	769	—	—	—	769	—
Legacy Portfolios in run–off	809	26	7	16	858	13
Derivatives	147	—	—	—	147	—

	45,239	48	7	16	45,310	13

Total loss allowances						213

(1)	Includes committed facilities and derivatives. We define ‘Enhanced Monitoring’ and ‘Proactive Management’ in the ‘Monitoring’ section.

Summary of Other Segments by Forbearance Applied
Forbearance
We only make forbearance arrangements for lending to customers. The balances at 31 December 2019 and 2018, analysed by their staging at the year–end and the forbearance we applied, were:

	2019			2018
	Corporate & Commercial Banking £m	Corporate & Investment Banking £m	Corporate Centre £m	Corporate & Commercial Banking £m	Corporate & Investment Banking £m	Corporate Centre £m
Stock: (1)
– Term extension	60	42	0	67	42	—
– Interest–only	110	0	13	112	—	8
– Other payment rescheduling	192	15	9	163	26	10

	362	57	22	342	68	18

Of which:
– Stage 1	57	42	1	43	—	3
– Stage 2	75	0	11	78	42	8
– Stage 3	230	15	10	221	26	7

	362	57	22	342	68	18

Proportion of portfolio	1.6%	0.4%	3.2%	1.5%	0.4%	2.1%

(1)	We base forbearance type on the first forbearance we applied. Tables only show accounts open at the year-end. Amounts are drawn balances and include off balance sheet balances.

Summary of Commercial Real Estate by Credit Performance

	Customer loans (1) £m	Stage 3 (2) £m	Stage 3 Ratio (3) %	Gross write–offs £m	Total loss allowance £m
2019	5,350	89	1.55	8	49
2018	6,459	29	0.41	23	26

(1)
CRE drawn loans in the business banking portfolio of our Retail Banking segment of £241m (2018: £257m) and in the CRE portfolio of our Corporate & Commercial Banking segment of £5,109m (2018: £6,202m).

(2)	We define Stage 3 in the ‘Credit risk management’ section.
(3)
Total Stage 3 exposure as a percentage of customer loans plus undrawn Stage 3 exposures. The way we calculate the Stage 3 ratio was changed from 1 January 2019, and 2018 restated for consistency. See ‘Key metrics’ in the ‘Credit risk – Santander UK group level’ section.

Summary of Commercial Real Estate by Loan to Value
The table below shows the LTV distribution for our CRE total stock and Stage 3 stock (based on the drawn balance and our latest estimate of the property’s current value) of the portfolio at 31 December 2019 and 2018.

	2019				2018
	Stock		Stage 3		Stock		Stage 3
LTV	Total £m	ECL £m	Total £m	ECL £m	Total £m	ECL £m	Total £m	ECL £m
Up to 50%	3,133	17	15	8	3,663	5	3	—
>50–70%	1,557	24	63	17	2,039	4	4	—
>70–100%	29	1	1	0	47	2	1	1
>100%	9	1	3	1	18	7	16	7
Standardised portfolio (1)	617	6	7	3	631	7	5	2

Total with collateral	5,345	49	89	29	6,398	25	29	10

Development loans	5	0	0	0	61	1	—	—

	5,350	49	89	29	6,459	26	29	10

(1)	Smaller value transactions, mainly commercial mortgages.

Summary of Commercial Real Estate by Sector

	2019		2018
Sector	£m	%	£m	%
Office	1,262	24	1,556	24
Retail	850	16	1,004	16
Industrial	699	13	888	14
Residential	757	14	927	14
Mixed use	759	14	932	14
Student accommodation	85	2	123	2
Hotels and leisure	268	5	309	5
Other	53	1	89	1
Standardised portfolio (1)	617	11	631	10

	5,350	100	6,459	100

(1)	Smaller value transactions, mainly commercial mortgages.

Social Housing Exposure	At 31 December 2019 and 2018, our total Social Housing exposure was:

	2019			2018
	On-balance sheet £m	Total exposure £m	Total loss allowances £m	On-balance sheet £m	Total exposure £m	Total loss allowances £m
Corporate & Commercial Banking	2,794	4,913	0	2,844	4,743	—
Corporate Centre	3,585	4,060	0	3,780	4,335	—

	6,379	8,973	0	6,624	9,078	—

Corporate and investment banking [member]
Statement [Line Items]
Summary of Probability Weightings Applied to Scenarios	The scenario weights we applied to the scenarios for our CIB portfolio for 2019 and 2018 were:

	Upside	Base case	Downside
Scenario weights	%	%	%
2019	30	40	30
2018	20	60	20

Summary of Annual Growth Rates
Our macroeconomic assumptions and their evolution throughout the forecast period for our CIB portfolio for 2019 and 2018 were:

		Upside	Base case	Downside
GDP assumption		%	%	%
2019	5 year average increase/decrease	3.7	3.5	3.0
	Cumulative growth/(fall) to peak/(trough) (1)	0.3	0.5	(1.2)
2018	5 year average increase/decrease	4.2	3.6	2.7
	Cumulative growth/(fall) to peak/(trough)	0.4	0.3	(0.8)

(1)	Cumulative growth/(fall) refers to the cumulative change from the last historical data point for GDP growth to the peak (for upside scenarios) or to the trough (for downside scenarios).

Retail banking [member]
Statement [Line Items]
Summary of ECL Reconciliation
The following table shows changes in total on and
off-balance
sheet exposures subject to ECL assessment, and the corresponding ECL in the year. The footnotes to the Santander UK group level table on page 90 also apply to this table.

	Stage 1		Stage 2		Stage 3		Total
	Exposures (1)	ECL	Exposures (1)	ECL	Exposures (1)	ECL	Exposures (1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2019	183,031	96	10,520	269	2,254	229	195,805	594

Transfers from Stage 1 to Stage 2 (3)	(3,132)	(8)	3,132	8	0	0	0	0
Transfers from Stage 2 to Stage 1 ((3)	3,289	69	(3,289)	(69)	0	0	0	0
Transfers to Stage 3 (3)	(322)	(2)	(500)	(20)	822	22	0	0
Transfers from Stage 3 (3)	11	1	509	23	(520)	(24)	0	0

Transfers of financial instruments	(154)	60	(148)	(58)	302	(2)	0	0

Net ECL remeasurement on stage transfer (4)	0	(61)	0	76	0	63	0	78
Change in economic scenarios (2)	0	(3)	0	(24)	0	(9)	0	(36)
Changes to model	0	0	0	0	0	13	0	13
New lending and assets purchased (5)	37,230	23	479	27	14	9	37,723	59
Other (6)	2,670	6	68	(2)	128	162	2,866	166
Redemptions and repayments (7)	(27,924)	(23)	(1,265)	(20)	(449)	(34)	(29,638)	(77)
Assets written off (7)	(1)	0	(1)	0	(275)	(206)	(277)	(206)

At 31 December 2019	194,852	98	9,653	268	1,974	225	206,479	591

Net movement in the year	11,821	2	(867)	(1)	(280)	(4)	10,674	(3)

ECL charge/(release) to the Income Statement		2		(1)		202		203

Less: ECL relating to derecognised income		0		0		(9)		(9)
Less: Recoveries net of collection costs		(2)		0		(32)		(34)

Income statement charge/(release) for the year		0		(1)		161		160

2018
At 1 January 2018	178,978	110	10,885	247	2,263	268	192,126	625

Transfers from Stage 1 to Stage 2 (3)	(3,407)	(7)	3,407	7	—	—	—	—
Transfers from Stage 2 to Stage 1 (3)	2,992	58	(2,992)	(58)	—	—	—	—
Transfers to Stage 3 (3)	(403)	(7)	(569)	(22)	972	29	—	—
Transfers from Stage 3 (3)	15	5	438	26	(453)	(31)	—	—

Transfers of financial instruments	(803)	49	284	(47)	519	(2)	—	—

Net ECL remeasurement on stage transfer (4)	—	(54)	—	73	—	60	—	79
Change in economic scenarios (2)	—	(1)	—	(9)	—	(8)	—	(18)
Changes to model	—	(1)	—	2	—	1	—	2
New lending and assets purchased (5)	33,366	26	670	26	15	11	34,051	63
Other (6)	(27)	(19)	(125)	(14)	143	100	(9)	67
Redemptions and repayments (7)	(28,483)	(14)	(1,194)	(9)	(436)	(19)	(30,113)	(42)
Assets written off (7)	—	—	—	—	(250)	(182)	(250)	(182)

At 31 December 2018	183,031	96	10,520	269	2,254	229	195,805	594

Net movement in the year	4,053	(14)	(365)	22	(9)	(39)	3,679	(31)

ECL charge/(release) to the Income Statement		(14)		22		143		151
Less: Recoveries net of collection costs		—		—		(27)		(27)

Income statement charge/(release) for the year		(14)		22		116		124

(1)	Exposures that have attracted an ECL, and as reported in the Credit Quality table above.
(2)
Changes to assumptions from the start of the year to the end of the year. Includes changes to the economic variables for each scenario, changes to the scenarios themselves as well as changes in the probability weightings. Also includes changes in risk parameters and model changes.

(3)
Total impact of facilities that moved stage(s) in the year. This means, for example, that where risk parameter changes (model inputs) or model changes (methodology) result in a facility moving stage, the full impact is reflected here (rather than in Other). Stage flow analysis only applies to facilities that existed at both the start and end of the year. Transfers from each stage are based on opening balances, and transfers in are based on closing balances, giving rise to a net movement on transfer.

(4)	Relates to the revaluation of ECL following the transfer of an exposure from one stage to another.
(5)
Exposures and ECL at reporting date of facilities that did not exist at the start of the year, but did at the end. Amounts in Stage 2 and 3 represent assets which have deteriorated during the year subsequent to origination in Stage 1.

(6)	Residual movements on facilities that did not change stage in the year, and which were neither acquired nor purchased in the year.
(7)	Exposures and ECL for facilities that existed at the start of the year, but not at the end.

Mortgages [member]
Statement [Line Items]
Summary of ECL Reconciliation
The following table shows changes in total on and
off-balance
sheet exposures subject to ECL assessment, and the corresponding ECL, for residential mortgages in the year. The footnotes to the Santander UK group level analysis on page 90 are also applicable to this table.

	Stage 1		Stage 2		Stage 3
	Exposures (1)	ECL	Exposures (1)	ECL	Exposures (1)	ECL	Exposures (1)	ECL
Mortgages	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2019	157,739	12	9,432	119	1,999	106	169,170	237

Transfers from Stage 1 to Stage 2 (3)	(2,345)	(1)	2,345	1	0	0	0	0
Transfers from Stage 2 to Stage 1 ((3)	2,921	24	(2,921)	(24)	0	0	0	0
Transfers to Stage 3 (3)	(231)	0	(429)	(8)	660	8	0	0
Transfers from Stage 3 (3)	5	(1)	485	16	(490)	(15)	0	0

Transfers of financial instruments	350	22	(520)	(15)	170	(7)	0	0

Net ECL remeasurement on stage transfer (4)	0	(23)	0	16	0	12	0	5
Change in economic scenarios (2)	0	(5)	0	(22)	0	(9)	0	(36)
Changes to model	0	0	0	0	0	13	0	13
New lending and assets purchased (5)	31,090	5	198	3	2	0	31,290	8
Other (6)	2,090	4	153	6	31	14	2,274	24
Redemptions and repayments (7)	(22,439)	(1)	(1,039)	(6)	(396)	(12)	(23,874)	(19)
Assets written off (7)	0	0	0	0	(72)	(14)	(72)	(14)

At 31 December 2019	168,830	14	8,224	101	1,734	103	178,788	218

Net movement in the year	11,091	2	(1,208)	(18)	(265)	(3)	9,618	(19)

Charge/(release) to the Income Statement		2		(17)		11		(4)

Less: ECL relating to derecognised income		0		0		(2)		(2)
Less: Recoveries net of collection costs		0		0		(2)		(2)

Income statement charge/(release) for the year		2		(17)		7		(8)

2018
At 1 January 2018	155,155	20	9,884	131	2,004	121	167,043	272

Transfers from Stage 1 to Stage 2 (3)	(2,941)	(1)	2,941	1	—	—	—	—
Transfers from Stage 2 to Stage 1 ((3)	(329)	(6)	(512)	(12)	841	18	—	—
Transfers to Stage 3 (3)	2,628	21	(2,628)	(21)	—	—	—	—
Transfers from Stage 3 (3)	4	—	405	14	(409)	(14)	—	—

Transfers of financial instruments	(638)	14	206	(18)	432	4	—	—

Net ECL remeasurement on stage transfer (4)	—	(20)	—	20	—	14	—	14
Change in economic scenarios (2)	—	(6)	—	(7)	—	(8)	—	(21)
Changes to model	—	—	—	2	—	2	—	4
New lending and assets purchased (5)	28,330	2	446	5	3	1	28,779	8
Other (6)	(249)	6	(81)	(5)	(5)	1	(335)	2
Redemptions and repayments (7)	(24,859)	(4)	(1,023)	(9)	(358)	(11)	(26,240)	(24)
Assets written off (7)	—	—	—	—	(77)	(18)	(77)	(18)

At 31 December 2018	157,739	12	9,432	119	1,999	106	169,170	237

Net movement in the year	2,584	(8)	(452)	(12)	(5)	(15)	2,127	(35)

Charge/(release) to the Income Statement		(8)		(12)		3		(17)
Less: Recoveries net of collection costs		—		—		(4)		(4)

Income statement charge/(release) for the year		(8)		(12)		(1)		(21)

Summary of Modification of Loan Terms
The following table sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL.

	2019	2018
	£m	£m
Financial assets modified in the year:
– Amortised cost before modification	384	207
– Net modification loss	7	3
Financial assets modified since initial recognition:
– Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the year	89	158

Summary of Residential Mortgages by Forbearance Applied
The balances at 31 December 2019 and 2018, analysed by their staging at the year-end
and the forbearance we applied, were:

	Capitalisation	Term extension	Interest-only	Concessionary interest rate	Total	Loss allowance
2019	£m	£m	£m	£m	£m	£m
Stage 2	405	338	342	1	1,086	12
Stage 3	197	91	97	10	395	24

	602	429	439	11	1,481	36

Proportion of portfolio	0.4%	0.3%	0.3%	0.0%	0.9%

2018
Stage 2	375	161	389	—	925	9
Stage 3	212	95	113	—	420	20

	587	256	502	—	1,345	29

Proportion of portfolio	0.4%	0.2%	0.3%	0.0%	0.9%

(1)	We base forbearance type on the first forbearance on the accounts.

Consumer (auto) finance [member]
Statement [Line Items]
Summary of Modification of Loan Terms
The following table sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL.

2019	Credit cards £m	Overdrafts £m	Total other unsecured £m
Financial assets modified in the year:
– Amortised cost before modification	23	15	38
– Net modification loss	12	8	20

Financial assets modified since initial recognition:
– Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the year	3	2	5

2018
Financial assets modified in the year:
– Amortised cost before modification	26	17	43
– Net modification loss	12	8	20

Financial assets modified since initial recognition:
– Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the year	2	3	5

Business Banking [member]
Statement [Line Items]
Summary of Modification of Loan Terms
The following table provides information on financial assets that were forborne while they had a loss allowance measured at an amount equal to lifetime ECL.

	2019	2018
	£m	£m
Financial assets modified in the year:
– Amortised cost before modification	15	14
– Net modification loss	0	1
Financial assets modified since initial recognition:
– Gross carrying amount of financial assets for which the ECL allowance changed to 12-month measurement in the year	2	3

Other business segments [member]
Statement [Line Items]
Summary of ECL Reconciliation
The following tables show changes in total on and
off-balance
sheet exposures and ECL in the year. The footnotes to the Santander UK group level table on page 90 also apply to these tables.

	Stage 1		Stage 2		Stage 3		Total
	Exposures (1)	ECL	Exposures (1)	ECL	Exposures (1)	ECL	Exposures (1)	ECL
Corporate & Commercial Banking	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2019	21,333	37	1,226	32	276	113	22,835	182

Transfers from Stage 1 to Stage 2 (3)	(747)	(3)	747	3	0	0	0	0
Transfers from Stage 2 to Stage 1 ((3)	120	5	(120)	(5)	0	0	0	0
Transfers to Stage 3 (3)	(33)	0	(92)	(3)	125	3	0	0
Transfers from Stage 3 (3)	0	0	6	0	(6)	0	0	0

Transfers of financial instruments	(660)	2	541	(5)	119	3	0	0

Net ECL remeasurement on stage transfer (4)	0	(4)	0	17	0	32	0	45
Change in economic scenarios (2)	0	7	0	9	0	0	0	16
New lending and assets purchased (5)	5,129	4	350	6	2	1	5,481	11
Other (6)	1,293	4	63	(11)	49	29	1,405	22
Redemptions and repayments (7)	(7,778)	(9)	(4)	(7)	(3)	(9)	(7,785)	(25)
Assets written off (7)	0	0	0	0	(81)	(41)	(81)	(41)

At 31 December 2019	19,317	41	2,176	41	362	128	21,855	210

Net movement in the year	(2,016)	4	950	9	86	15	(980)	28

ECL charge/(release) to the Income Statement		4		9		56		69

Less: ECL relating to derecognised income		0		0		(4)		(4)
Less: Recoveries net of collection costs		(8)		(8)		(12)		(28)

Income statement charge/(release) for the year		(4)		1		40		37

Corporate & Investment Banking	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2019	17,458	5	134	3	26	10	17,618	18

Transfers from Stage 1 to Stage 2 (3)	(208)	0	208	0	0	0	0	0
Transfers from Stage 2 to Stage 1 ((3)	41	0	(41)	0	0	0	0	0
Transfers to Stage 3 (3)	0	0	0	0	0	0	0	0
Transfers from Stage 3 (3)	0	0	0	0	0	0	0	0

Transfers of financial instruments	(167)	0	167	0	0	0	0	0

Net ECL remeasurement on stage transfer (4)	0	0	0	37	0	0	0	37
Changes to model	0	0	0	0	0	0	0	0
New lending and assets purchased (5)	54	0	0	0	0	0	54	0
Other (6)	376	0	171	(1)	(6)	(1)	541	(2)
Redemptions and repayments (7)	(4,676)	0	(76)	(3)	(5)	0	(4,757)	(3)
Assets written off (7)	0	0	0	0	0	0	0	0

At 31 December 2019	13,045	5	396	36	15	9	13,456	50

Net movement in the year	(4,413)	0	262	33	(11)	(1)	(4,162)	32

ECL charge/(release) to the Income Statement		0		33		(1)		32

Less: ECL relating to derecognised income		0		0		0		0
Less: Recoveries net of collection costs		0		(8)		(2)		(10)

Income statement charge/(release) for the year		0		25		(3)		22

Corporate Centre	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2019	69,060	5	131	3	15	5	69,206	13

Transfers from Stage 1 to Stage 2 (3)	(15)	0	15	0	0	0	0	0
Transfers from Stage 2 to Stage 1 ((3)	7	0	(7)	0	0	0	0	0
Transfers to Stage 3 (3)	(3)	0	(4)	0	7	0	0	0
Transfers from Stage 3 (3)	0	0	0	0	0	0	0	0

Transfers of financial instruments	(11)	0	4	0	7	0	0	0

Net ECL remeasurement on stage transfer (4)	0	0	0	0	0	2	0	2
Change in economic scenarios (2)	0	1	0	0	0	0	0	1
Changes to model	0	0	0	0	0	0	0	0
New lending and assets purchased (5) (8)	0	0	0	0	0	0	0	0
Other (6)	(827)	(3)	(9)	0	0	1	(836)	(2)
Redemptions and repayments (7)	0	0	0	0	0	0	0	0
Assets written off (7)	0	0	0	0	(5)	(2)	(5)	(2)

At 31 December 2019	68,222	3	126	3	17	6	68,365	12

Net movement in the year	(838)	(2)	(5)	0	2	1	(841)	(1)

ECL charge/(release) to the Income Statement		(2)		0		3		1

Less: ECL relating to derecognised income		0		0		(1)		(1)
Less: Recoveries net of collection costs		0		0		0		0

Income statement charge/(release) for the year		(2)		0		2		0

	Stage 1		Stage 2		Stage 3		Total
Corporate & Commercial Banking	Exposures (1) £m	ECL £m	Exposures (1) £m	ECL £m	Exposures (1) £m	ECL £m	Exposures (1) £m	ECL £m
At 1 January 2018	22,417	43	866	33	388	173	23,671	249

Transfers from Stage 1 to Stage 2 (3)	(670)	(3)	670	3	—	—	—	—
Transfers from Stage 2 to Stage 1 ((3)	200	8	(200)	(8)	—	—	—	—
Transfers to Stage 3 (3)	(41)	—	(31)	(1)	72	1	—	—
Transfers from Stage 3 (3)	2	1	2	1	(4)	(2)	—	—

Transfers of financial instruments	(509)	6	441	(5)	68	(1)	—	—

Net ECL remeasurement on stage transfer (4)	—	(7)	—	10	—	18	—	21
Change in economic scenarios (2)	—	5	—	(3)	—	—	—	2
New lending and assets purchased (5)	9,115	12	281	5	3	1	9,399	18
Other (6)	1,642	(5)	(37)	(4)	23	33	1,628	24
Redemptions and repayments (7)	(11,332)	(17)	(325)	(4)	(101)	(14)	(11,758)	(35)
Assets written off (7)	—	—	—	—	(105)	(97)	(105)	(97)

At 31 December 2018	21,333	37	1,226	32	276	113	22,835	182

Net movement in the year	(1,084)	(6)	360	(1)	(112)	(60)	(836)	(67)

ECL charge/(release) to the Income Statement		(6)		(1)		37		30
Less: Recoveries net of collection costs		—		—		(7)		(7)

Income statement charge/(release) for the year		(6)		(1)		30		23

Corporate & Investment Banking	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2018	20,503	16	109	—	372	242	20,984	258

Transfers from Stage 1 to Stage 2 (3)	(2)	—	2	—	—	—	—	—

Changes to model	—	—	—	—	—	(10)	—	(10)
New lending and assets purchased (5)	14,799	4	133	3	—	—	14,932	7
Other (6)	(1,876)	(1)	83	1	103	76	(1,690)	76
Redemptions and repayments (7)	(15,966)	(14)	(193)	(1)	(150)	(46)	(16,309)	(61)
Assets written off (7)	—	—	—	—	(299)	(252)	(299)	(252)

At 31 December 2018	17,458	5	134	3	26	10	17,618	18

Net movement in the year	(3,045)	(11)	25	3	(346)	(232)	(3,366)	(240)

ECL charge/(release) to the Income Statement		(11)		3		20		12
Less: Recoveries net of collection costs		—		—		2		2

Income statement charge/(release) for the year		(11)		3		22		14

Corporate Centre	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2018	63,236	7	250	4	20	8	63,506	19

Transfers from Stage 1 to Stage 2 (3)	(111)	(1)	111	1	—	—	—	—
Transfers from Stage 2 to Stage 1 ((3)	133	3	(133)	(3)	—	—	—	—
Transfers to Stage 3 (3)	—	—	(4)	—	4	—	—	—
Transfers from Stage 3 (3)	—	—	3	1	(3)	(1)	—	—

Transfers of financial instruments	22	2	(23)	(1)	1	(1)	—	—

Net ECL remeasurement on stage transfer (4)	—	(2)	—	—	—	1	—	(1)
Change in economic scenarios (2)	—	—	—	—	—	—	—	—
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased (5) (8)	—	—	—	—	—	—	—	—
Other (6)	5,802	(2)	(96)	—	(3)	—	5,703	(2)
Redemptions and repayments (7)	—	—	—	—	—	—	—	—
Assets written off (7)	—	—	—	—	(3)	(3)	(3)	(3)

At 31 December 2018	69,060	5	131	3	15	5	69,206	13

Net movement in the year	5,824	(2)	(119)	(1)	(5)	(3)	5,700	(6)

ECL charge/(release) to the Income Statement		(2)		(1)		—		(3)
Less: Recoveries net of collection costs		—		—		(3)		(3)

Income statement charge/(release) for the year		(2)		(1)		(3)		(6)

Summary of Modification of Loan Terms
The following table sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL.

	2019			2018
	Corporate & Commercial Banking £m	Corporate & Investment Banking £m	Corporate Centre £m	Corporate & Commercial Banking £m	Corporate & Investment Banking £m	Corporate Centre £m
Financial assets modified in the year:
– Amortised cost before modification	135	0	10	104	—	2
– Net modification loss	8	0	1	10	—	—

Financial assets modified since initial recognition:
– Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the year	34	0	2	8	7	4